SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS	NOTE 10 SUBSEQUENT EVENTS We evaluated subsequent events through the date and time our financial statements were available on January 5, 2012.